Property and equipment - Narrative (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Depreciation, depletion, amortization and accretion expense	$ 36,200,000	$ 35,400,000	$ 9,400,000	$ 24,400,000	$ 56,700,000	$ 17,500,000	$ 22,800,000
Depreciation and amortization expense	36,506,000		9,536,000		57,315,000	17,767,000	36,091,000	$ 24,965,000	$ 23,364,000
Capitalized costs of unproved properties excluded from amortization					62,400,000		57,200,000	10,000,000
Impairment charges related to proved and unproved oil and natural gas properties	0		0		0	0	1,061,000	0	8,131,000
Exploratory well costs							0	0
Unsuccessful exploratory well costs							200,000	0
Other property and equipment
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 200,000		$ 100,000		$ 300,000	$ 200,000	$ 400,000	$ 400,000	$ 400,000